Schedule of net operating revenue (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross operating revenue
Goods	R$ 45,550	R$ 39,436	R$ 30,487
Services rendered and others	111	100	87
Gross operating revenue	45,661	39,536	30,574
(-) Revenue deductions
Returns and sales cancellation	(76)	(73)	(57)
Taxes	(3,687)	(3,420)	(2,435)
Revenue deductions	(3,763)	(3,493)	(2,492)
Net operating revenue	R$ 41,898	R$ 36,043	R$ 28,082